Supplemental Cash Flow Information (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Cash Flow Supplemental [Line Items]
Cash paid for acquired businesses, cash acquired	$ 0	$ 2	$ 4